UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Accounts receivables, net of allowances	$ 41,461	$ 38,180
Prepaid expenses and other current assets	374,940	391,502
Other non-current assets	$ 746,790	$ 898,422
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	236,248	237,242
Ordinary shares, shares outstanding	236,248	237,242
Treasury stock	0	3,056
Related party | Loans to and interest receivable
Other non-current assets	$ 338,386	$ 454,912
Other related parties
Accounts receivables, net of allowances	0	555
Other related parties | Loans to and interest receivable
Prepaid expenses and other current assets	100,000	110,000
Third parties
Accounts receivables, net of allowances	41,461	37,625
Third parties | Loans to and interest receivable
Prepaid expenses and other current assets	122,393	136,683
Alibaba | Related party
Accounts receivables, net of allowances	$ 0	$ 0
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	148,426	142,417
Ordinary shares, shares outstanding	148,426	142,417
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	87,822	94,825
Ordinary shares, shares outstanding	87,822	94,825
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000